Note Allowance for loan losses (Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 623,426	$ 540,651
Provision (reversal) for loan losses	228,072	325,424	$ 170,016
Charge-offs	(352,622)	(311,575)
Balance at end of period	569,348	623,426	540,651
ASC Subtopic 310-30
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	119,505	91,308
Provision (reversal) for loan losses	61,270	81,877
Charge-offs	(58,640)	(53,680)
Balance at end of period	$ 122,135	$ 119,505	$ 91,308